Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Sohu's 2000 Stock Incentive Plan [Member] | Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	3	17.74	0.48	115
Exercised	(3)	17.74

Outstanding at December 31, 2015	—

Vested at December 31, 2015	—

Exercisable at December 31, 2015	—

Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Executive officers other than former CEO and certain non-executive employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2015	220	$14.09
Granted	—
Vested	(95)	14.14
Forfeited	(105)	14.02

Unvested at December 31, 2015	20	14.25

Expected to vest thereafter	20	14.25

Changyou 2014 Share Incentive Plan [Member] | An employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted- Average Grant-Date Fair Value
Unvested at January 1, 2015	16	$12.64
Granted	—
Vested	—
Forfeited	(16)	12.64

Unvested at December 31, 2015	—

Expected to vest thereafter	—